SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 1) - Stock options [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
Statement [Line Items]
Stock Options Exercisable	5,372,000
Stock Options Outstanding	7,282,250
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 2 months 15 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 8 months 26 days
July 10, 2028 [Member]
Statement [Line Items]
Expiry Date	Jul. 10, 2028
Stock Options Exercisable	150,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	150,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 9 months 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 9 months 10 days
March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	1,462,500
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	1,462,500
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 5 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 5 months 23 days
March 29, 2028 [Member]
Statement [Line Items]
Expiry Date	Mar. 29, 2028
Stock Options Exercisable	1,580,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	1,580,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 6 months
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 6 months
March 25, 2029 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2029
Stock Options Exercisable	1,624,000
Exercise Price | $ / shares	$ 0.78
Stock Options Outstanding	1,624,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 5 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 5 months 23 days
April 9, 2030 [Member]
Statement [Line Items]
Expiry Date	Apr. 09, 2030
Stock Options Exercisable	518,000
Exercise Price | $ / shares	$ 2.11
Stock Options Outstanding	2,315,750
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 6 months 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 6 months 10 days
May 27, 2030 [Member]
Statement [Line Items]
Expiry Date	May 27, 2030
Stock Options Exercisable	37,500
Exercise Price | $ / shares	$ 4.38
Stock Options Outstanding	150,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 7 months 28 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 7 months 28 days